Related Party Transactions And Balances - Schedule of Balances with Related Parties (Details) - Related Party [Member] - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Mr. Haogang Yang [Member]
Due to a related party
Due to related party	$ 22,413	$ 50,380
Mori Enterprise Management (Beijing) [Member]
Due from related parties
Due from related party	138	142
Partnership Qi Fei Shanghai Technology Co., Ltd. [Member]
Due from related parties
Due from related party	$ 18,879	$ 19,523